CUSTOMER DEPOSITS - Effective Interest Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Colombia, Pesos | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.07%	0.04%
Colombia, Pesos | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	3.20%	2.50%
Colombia, Pesos | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.07%	6.03%
Colombia, Pesos | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.30%	11.60%
Foreign currency | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.03%	0.03%
Foreign currency | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.03%	0.02%
Foreign currency | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.15%
Foreign currency | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.85%	5.50%
Foreign currency | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.00%	8.00%
Foreign currency | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.35%	10.35%